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                                 FLAG INVESTORS



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                                      FLAG
                                   INVESTORS
                                EMERGING GROWTH
                                      FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------


Dear Fellow Shareholder:

     We are pleased to provide this interim report for The Flag Investors Emerging Growth Fund. As you can see from the table below, your fund handsomely outperformed the relevant indices for both the first half of Fiscal 1998 ended April 30, 1998 and for the one and three year periods ended the same date.

                                For the            For the           Compounded
                           Six Months Ended      Year Ended       Three Years Ended
                            April 30, 1998     April 30, 1998      April 30, 1998
-----------------------------------------------------------------------------------
Flag Investors Emerging Growth   12.5%              52.8%               28.0%
NASDAQ Industrials                9.5%              39.4%               19.6%
Frank Russell 2000               11.9%              42.4%               23.7%
Frank Russell Growth             10.0%              43.7%               20.1%
Lipper Small Company Growth      10.2%              42.4%               21.6%
S&P 500                          22.5%              41.3%               32.1%

     For the three year period, small companies in general continued to underperform large companies as measured by the Standard & Poor's 500. Thus, while the environment was challenging, your Fund, compounding at 28% annually was a clear winner in its class.

     This performance through April 30, reflects strong year-to-year earnings gains reported by virtually all portfolio companies. More specifically, technology holdings, which had been weak in the closing months of calendar 1997, performed well as they consistently demonstrated that "Asian Flu" was less severe for them than for large multinational companies. Furthermore, transportation holdings did well as oil prices--and thus the price of fuel, their largest cost--declined. Yet, we saw good strength in other sectors as well. Specialty retail and restaurants both seemed to attract more investor attention than they had in recent quarters and helped performance.

     In general, results continue to be driven by the high rate of earnings growth of the companies that comprise your portfolio. We typically hold these companies for many years and add to them when short-term considerations produce share price weakness. Thus, over the long term, the value of the portfolio actually reflects that high rate of earnings growth. Yet, over the shorter term, in an emerging growth portfolio, short-term earnings surprises both positive and negative are normal, they are not the exception. By nature, smaller companies' growth rates vary from quarter to quarter around their long-term norm, which

-------------------------------------------------------------------------------


in the case of your portfolio we estimate to be greater than 35% for the next three to five years.

     Consistent with this philosophy, we took advantage of overall market weakness early in 1998 to add to a number of holdings. These companies had been held in your portfolio for some time and we continued to analyze them and increase our level of confidence in their ability to sustain their high growth. We added to Coach USA, II Fornaio, Integrated Systems, Just For Feet, O'Charley's, and Perclose, among others, at favorable prices.

     Since April 30, prices of shares in general have declined. Your portfolio, as well, has been impacted by this broad trend. It is important in market declines to focus on the growth potential and financial strength of the companies which comprise your portfolio. We think that such strength and growth combined with the historically reasonable price earnings ratio (approximately 20 times next year's earnings) reflect excellent long-term value and opportunity.

Sincerely,


/s/ Frederick L. Meserve, Jr.
_____________________________
Frederick L. Meserve, Jr.
Portfolio Manager

FIVE LARGEST HOLDINGS
-------------------------------------------------------------------------------


                                                                    Percent of
Company                                                             Net Assets
-------------------------------------------------------------------------------

o  Manugistics Group, Inc.                                               4.8%
   Develops, markets and supports a line of business operations software and services.

o  QuickResponse Services, Inc.                                           4.4%
   Provides a product information database and related network services that automate and improve merchandise management.

o  Synopsys, Inc.                                                         4.3%
   Develops, markets and supports high-level design automation software for designers of integrated circuits and electronics systems. The company has license agreements with over 400 customers, including major international semiconductor, computer, communications, military and aerospace companies.

o  Sipex Corp.                                                            3.7%
   Designs, manufactures, markets and sells analog integrated circuits.

o  Level One Communciations, Inc.                                         3.4%
   Designs, develops and markets integrated circuit products for high speed digital signal transmission and networking connectivity applications.

-------------------------------------------------------------------------------

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------


Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Class A Shares and 4.00% maximum contingent deferred sales charge for the Fund's Class B Shares.


Average Annual Total Return

  Periods Ended 3/31/98           1 Year       5 Years      Since Inception*
  ---------------------------------------------------------------------------
  Class A Shares                   49.56%       18.21%             12.96%
  Class B Shares                   51.53%          --              19.83%
  Institutional Shares             57.10%          --              24.46%
  ABCAT Shares                        --           --              43.43%**

   *Inception dates: Class A 6/15/88, Class B 6/20/96, Institutional 11/2/95,
    ABCAT 5/9/97.
  **Cumulative


     The Fund's total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Net Assets                                          April 30, 1998
(Unaudited)

                                                             Value        Percent of
  Shares                     Security                      (Note 1)       Net Assets
--------------------------------------------------------------------------------------

COMMON STOCKS: 93.5%

Business Services: 20.4%
    77,650       AHL Services, Inc.*                      $ 2,649,806            1.8%
   145,100       Central Garden and Pet Co.*                4,969,675            3.3
    88,100       Dialogic Corp.*                            3,292,738            2.2
   119,800       Manugistics Group, Inc.*                   7,188,000            4.8
    66,300       Memberworks, Inc.*                         2,038,725            1.3
   140,300       QuickResponse Services, Inc.*              6,594,100            4.4
   167,450       Wilmar Industries, Inc.*                   3,997,869            2.6
                                                          -----------           ----
                                                           30,730,913           20.4
                                                          -----------           ----

Capital Goods: 4.7%
    91,100       Advanced Lighting Technologies, Inc.*      2,528,025            1.7
    45,000       Aspect Development, Inc.*                  2,849,063            1.9
    46,900       Harbinger Corp.*                           1,705,987            1.1
                                                          -----------           ----
                                                            7,083,075            4.7
                                                          -----------           ----

Consumer Services: 18.8%
    87,638       Apollo Group, Inc.*                        3,001,584            2.0
   271,850       Apple South, Inc.                          4,281,638            2.8
    67,300       II Fornaio America Corp.*                    908,550            0.6
   212,300       Just For Feet, Inc.*                       4,670,600            3.1
   192,075       O'Charleys, Inc.*                          3,865,509            2.6
    58,425       Papa John's International, Inc.*           2,439,244            1.6
   290,300       PETsMART, Inc.*                            3,411,025            2.3
    63,350       Starbucks Corp.*                           3,048,719            2.0
    54,950       Sylvan Learning Systems, Inc.*             2,713,156            1.8
                                                          -----------           ----
                                                           28,340,025           18.8
                                                          -----------           ----

Health Care Services: 15.2%
   147,000       Access Health, Inc.*                       4,961,250            3.3
   279,900       American Oncology Resources, Inc.*         4,198,500            2.8
   127,375       Genesis Health Ventures, Inc.*             3,367,476            2.2
    33,600       Guilford Pharmaceuticals, Inc.*              667,800            0.4
   181,425       PhyCor, Inc.*                              4,127,419            2.7
   215,550       PSS World Medical, Inc.*                   4,836,403            3.2
    38,700       Transition Systems, Inc.*                    870,750            0.6
                                                          -----------           ----
                                                           23,029,598           15.2
                                                          -----------           ----

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Net Assets (concluded)
(Unaudited)

                                                             Value        Percent of
  Shares                     Security                      (Note 1)       Net Assets
--------------------------------------------------------------------------------------

COMMON STOCKS: concluded

Health Equipment and Services: 3.3%
    52,000       Bionx Implants, Inc.*                    $ 1,092,000            0.7%
    36,200       Heartport, Inc.*                             384,625            0.3
   113,475       Perclose, Inc.*                            3,446,803            2.3
                                                          -----------           ----
                                                            4,923,428            3.3
                                                          -----------           ----

Media/Communications: 0.5%
    31,700       Getty Images, Inc.*                          725,138            0.5
                                                          -----------           ----

Technology -- Software/Services: 9.5%
   263,225       Integrated Systems, Inc.*                  4,968,372            3.3
   101,050       MAPICS, Inc.*                              1,793,638            1.2
    65,900       Summit Design, Inc.*                       1,017,331            0.7
   152,446       Synopsys, Inc.*                            6,555,178            4.3
                                                          -----------           ----
                                                           14,334,519            9.5
                                                          -----------           ----

Technology -- Systems/Semiconductors: 10.9%
    70,000       Applied Digital Access, Inc.*                481,250            0.3
   119,100       Itron, Inc.*                               1,823,718            1.2
   167,325       Level One Communications, Inc.*            5,207,991            3.4
   141,700       Security Dynamics Technologies, Inc.*      3,418,512            2.3
   281,500       Sipex Corp.*                               5,594,813            3.7
                                                          -----------           ----
                                                           16,526,284           10.9
                                                          -----------           ----

Telecommunications -- Long Distance: 2.4%
    57,500       Geotel Communications Corp.*               1,588,438            1.0
    36,750       Pacific Gateway Exchange, Inc.*            2,094,750            1.4
                                                          -----------           ----
                                                            3,683,188            2.4
                                                          -----------           ----

Transportation: 7.5%
    77,375       Atlantic Coast Airlines, Inc.*             4,376,523            2.9
    98,250       Coach USA, Inc.*                           4,660,734            3.1
    66,575       Landair Services, Inc.*                    2,205,297            1.5
                                                          -----------           ----
                                                           11,242,554            7.5
                                                          -----------           ----

Total Common Stocks
(Cost $93,534,575)                                        140,618,722           93.2
                                                          -----------           ----

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------



                                                             Value        Percent of
  Shares                     Security                      (Note 1)       Net Assets
--------------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 5.1%
$7,690,000       Goldman Sachs & Co., 5.1%
                   Dated 4/30/98, to be repurchased
                   on 5/1/98, collateralized by U.S.
                   Treasury Bonds with a market
                   value of $7,748,610.
                   (Cost $7,690,000)                     $  7,690,000            5.1%
                                                         ------------          -----
Total Investment in Securities**
(Cost $101,224,575)                                       148,308,722           98.3

Other Assets in Excess of Liabilities, Net                  2,509,511            1.7
                                                         ------------          -----

Net Assets                                               $150,818,233          100.0%
                                                         ============          =====

Net Asset Value and Redemption Price Per:

      Class A Share
        ($84,233,358 / 3,394,148 shares outstanding)           $24.82
                                                               ======
      Class B Share
        ($7,032,660 / 288,162 shares outstanding)              $24.41**
                                                               ======
      Institutional Share
        ($8,362,730 / 335,778 shares outstanding)              $24.91
                                                               ======
      ABCAT Share
        ($51,189,485 / 2,053,816 shares outstanding)           $24.92
                                                               ======

Maximum Offering Price Per:

      Class A Share
        ($24.82 / .955)                                        $25.99
                                                               ======

      Class B Share                                            $24.41
                                                               ======

      Institutional Share                                      $24.91
                                                               ======

      ABCAT Share                                              $24.92
                                                               ======


-----------
 * Non-income producing security.
** Redemption value is $23.43 following 4% maximum contingent deferred sales charge.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Operations

                                                                  For the
                                                                Period Ended
                                                                  April 30,
-------------------------------------------------------------------------------
                                                                    1998(1)

Investment Income:
   Interest                                                    $   264,366
   Dividends                                                         3,910
                                                               -----------
            Total investment income                                268,276
                                                               -----------

Expenses:
   Investment advisory fee                                         564,175
   Distribution fee                                                124,940
   Legal                                                            33,711
   Registration fees                                                34,674
   Accounting fee                                                   29,793
   Transfer agent fee                                               32,155
   Printing and postage                                             16,766
   Custodian fee                                                    11,041
   Miscellaneous                                                    17,904
   Directors' fees                                                  12,341
                                                               -----------
            Total expenses                                         877,500
                                                               -----------
Expenses in excess of income                                      (609,224)
                                                               -----------

Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                  3,510,098
   Change in unrealized appreciation/depreciation
     of investments                                             13,737,318
                                                               -----------
   Net gain on investments                                      17,247,416
                                                               -----------

Net increase in net assets resulting from operations           $16,638,192
                                                               ===========

----------
(1)  Unaudited.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                        For the       For the Year
                                                      Period Ended        Ended
                                                        April 30,      October 31,
------------------------------------------------------------------------------------
                                                          1998(1)           1997
Increase/(Decrease) in Net Assets:
Operations:
   Expenses in excess of income                       $   (609,224)   $   (831,973)
   Net realized gain from security transactions          3,510,098       6,273,549
   Change in unrealized appreciation/
     depreciation from investments                      13,737,318      17,299,788
                                                      ------------    ------------
   Net increase in net assets resulting
     from operations                                    16,638,192      22,741,364

Dividends to Shareholders from:
   Net realized short-term gains:
     Class A Shares                                       (655,545)       (509,733)
     Class B Shares                                       (117,815)        (12,155)
     Institutional Shares                                  (53,761)       (262,737)
     ABCAT Shares                                         (320,098)             --
   Net realized mid-term and long-term gains:
     Class A Shares                                     (2,622,180)     (1,286,527)
     Class B Shares                                       (471,259)        (28,797)
     Institutional Shares                                 (215,043)       (663,099)
     ABCAT Shares                                       (1,280,392)             --
                                                      ------------    ------------
   Total distributions                                  (5,736,093)     (2,763,048)
                                                      ------------    ------------

Capital Share Transactions:
   Proceeds from sale of shares                         24,718,112      77,654,561
   Value of shares issued in
     reinvestment of dividends                           5,494,066       2,667,198
   Cost of shares repurchased                          (15,858,567)    (40,585,610)
                                                      ------------    ------------
   Increase in net assets derived from capital
     share transactions                                 14,353,611      39,736,149
                                                      ------------    ------------
   Total increase in net assets                         25,255,710      59,714,465

Net Assets:
   Beginning of period                                 125,562,523      65,848,058
                                                      ------------    ------------
   End of period (including undistributed net
     investment income/(loss) of ($609,224) and
     $0, respectively)                                $150,818,233    $125,562,523
                                                      ============    ============


----------
(1)  Unaudited.
                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)

                                                                 For the
                                                               Period Ended
                                                                 April 30,
-------------------------------------------------------------------------------
                                                                  1998(1)
Per Share Operating Performance:
   Net asset value, beginning of period                           $ 23.17
                                                                  -------
Income from Investment Operations:
   (Expenses in Excess of Income)                                   (0.11)
   Net realized and unrealized gain on investments                   2.81
                                                                  -------
   Total from Investment Operations                                  2.70
                                                                  -------
Less Distributions:
   Distributions from net realized short-term gains                 (0.21)
   Distributions from net realized mid-term and
     long-term gains                                                (0.84)
                                                                  -------
   Total distributions                                              (1.05)
                                                                  -------
   Net asset value, end of period                                 $ 24.82
                                                                  =======

Total Return(2)                                                     12.55%
Ratios to Average Net Assets:
   Expenses                                                          1.38%(3)
   (Expenses in Excess of Income)                                   (0.98)%(3)
Supplemental Data:
   Net assets, end of period (000's)                              $84,233
   Portfolio turnover rate                                             13%


----------
(1)  Unaudited.
(2)  Total return excludes the effect of sales charge.
(3)  Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                                   For the Year Ended October 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                        1997            1996            1995            1994             1993
Per Share Operating Performance:
   Net asset value, beginning of period               $ 19.14         $ 17.09         $ 12.90          $ 14.02         $ 13.53
                                                      -------         -------         -------          -------         -------
Income from Investment Operations:
   (Expenses in Excess of Income)                       (0.18)          (0.15)          (0.09)           (0.08)          (0.08)
   Net realized and unrealized gain on investments       4.95            3.10            4.32             0.47            1.20
                                                      -------         -------         -------          -------         -------
   Total from Investment Operations                      4.77            2.95            4.23             0.39            1.12
                                                      -------         -------         -------          -------         -------
Less Distributions:
   Distributions from net realized short-term gains     (0.21)          (0.30)             --               --              --
   Distributions from net realized mid-term and
     long-term gains                                    (0.53)          (0.60)          (0.04)           (1.51)          (0.63)
                                                      -------         -------         -------          -------         -------
   Total distributions                                  (0.74)          (0.90)          (0.04)           (1.51)          (0.63)
                                                      -------         -------         -------          -------         -------
   Net asset value, end of period                     $ 23.17         $ 19.14         $ 17.09          $ 12.90         $ 14.02
                                                      =======         =======         =======          =======         =======

Total Return(2)                                         25.93%          18.19%          32.92%            3.75%          8.33%
Ratios to Average Net Assets:
   Expenses                                              1.44%           1.50%           1.50%            1.50%          1.50%
   (Expenses in Excess of Income)                       (0.97)%         (0.83)%         (0.64)%          (0.73)%        (0.52)%
Supplemental Data:
   Net assets, end of period (000's)                  $71,123         $45,325         $38,127          $23,302        $28,867
   Portfolio turnover rate                                 42%             24%             39%              86%           133%

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                                       For the Period
                                             For the      For the     June 20, 1996(2)
                                          Period Ended   Year Ended       through
                                            April 30,    October 31,     October 31,
---------------------------------------------------------------------------------------
                                             1998(1)         1997            1996
Per Share Operating Performance:
   Net asset value, beginning
     of period                               $22.88        $19.10           $19.22
                                             ------        ------           ------
Income from Investment Operations:
   (Expenses in Excess of Income)             (0.18)        (0.18)           (0.12)
   Net realized and unrealized gain
     on investments                            2.76          4.70               --
                                             ------        ------           ------
   Total from Investment Operations            2.58          4.52            (0.12)
                                             ------        ------           ------
Less Distributions:
   Distributions from net realized
     short-term gains                         (0.21)        (0.21)              --
   Distributions from net realized
     mid-term and long-term gains             (0.84)        (0.53)              --
                                             ------        ------           ------
   Total distributions                        (1.05)        (0.74)            0.00
                                             ------        ------           ------
   Net asset value, end of period            $24.41        $22.88           $19.10
                                             ======        ======           ======

Total Return(3)                               12.17%        24.69%           (0.62)%
Ratios to Average Net Assets:
   Expenses                                    2.13%(4)      2.19%            2.25%(4)
   (Expenses in Excess of Income)             (1.73)%(4)    (1.73)%          (1.67)%(4)
Supplemental Data:
   Net assets, end of period (in 000's)      $7,033        $5,719           $  772
   Portfolio turnover rate                       13%           42%              24%

----------
(1)  Unaudited.
(2)  Commencement of operations.
(3)  Total return excludes the effect of sales charge.
(4)  Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                       For the Period
                                             For the      For the     November 2, 1995(2)
                                          Period Ended   Year Ended        through
                                            April 30,    October 31,      October 31,
-----------------------------------------------------------------------------------------
                                             1998(1)       1997(1)           1996
Per Share Operating Performance:
   Net asset value, beginning
     of period                               $23.25        $19.15           $17.45
                                             ------        ------           ------
Income from Investment Operations:
   (Expenses in excess of income)             (0.13)        (0.26)           (0.12)
   Net realized and unrealized gain
     on investments                            2.84          5.10             2.72
                                             ------        ------           ------
   Total from Investment Operations            2.71          4.84             2.60
                                             ------        ------           ------
Less Distributions:
   Distributions from net realized
     short-term gains                         (0.21)        (0.21)           (0.30)
   Distributions from net realized
     mid-term and long-term gains             (0.84)        (0.53)           (0.60)
                                             ------        ------           ------
   Total distributions                        (1.05)        (0.74)           (0.90)
                                             ------        ------           ------
   Net asset value, end of period            $24.91        $23.25           $19.15
                                             ======        ======           ======

Total Return                                  12.54%        26.36%           16.48%
Ratios to Average Net Assets:
   Expenses                                    1.33%(3)      1.19%            1.25%(3)
   (Expenses in excess of income)             (0.72)%(3)    (0.74)%          (0.61)%(3)
Supplemental Data:
   Net assets, end of period (in 000's)      $8,363       $13,068          $19,751
   Portfolio turnover rate                       13%           42%              24%

----------
(1)  Unaudited.
(2)  Commencement of operations.
(3)  Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------
Financial Highlights -- ABCAT Shares
(For a share outstanding throughout each period)

                                                                      For the Period
                                                          For the     May 9, 1997(1)
                                                       Period Ended      through
                                                         April 30,      October 31,
------------------------------------------------------------------------------------
                                                          1998(2)          1997
Per Share Operating Performance:
   Net asset value, beginning of period                   $ 23.24          $ 18.64
                                                          -------          -------
Income from Investment Operations:
   (Expenses in excess of income)                           (0.07)           (0.06)
   Net realized and unrealized gain
     on investments                                          2.80             4.66
                                                          -------          -------
   Total from Investment Operations                         (2.73)            4.60
                                                          -------          -------
Less Distributions:
   Distributions from net realized short-term gains         (0.21)              --
   Distributions from net realized mid-term and
     long-term gains                                        (0.84)              --
                                                          -------          -------
   Total distributions                                      (1.05)            0.00
                                                          -------          -------
   Net asset value, end of period                         $ 24.92          $ 23.24
                                                          =======          =======

Total Return                                                12.64%           24.68%
Ratios to Average Net Assets:
   Expenses                                                  1.13%(3)         1.19%(3)
   (Expenses in excess of income)                           (0.74)%(3)       (0.69)%(3)
Supplemental Data:
   Net assets, end of period (in 000's)                   $51,189          $35,653
   Portfolio turnover rate                                     13%              42%

----------
(1)  Commencement of operations.
(2)  Unaudited.
(3)  Annualized.

                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and commenced operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

     The Fund consists of four share classes: Class A Shares, which commenced June 15, 1988; Institutional Shares, which commenced November 2, 1995; Class B Shares, which commenced June 20, 1996; and Alex. Brown Capital Advisory & Trust Shares (ABCAT Shares), which commenced May 9, 1997.

     The Class A and Class B Shares are subject to different sales charges and distribution fees. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares and ABCAT Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B. Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund

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Notes to Financial Statements (continued)

NOTE 1--concluded

        buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor. The Advisory Agreement provides for ICC to receive a maximum annual fee equal to 0.85% of the Fund's average daily net assets. However, the actual amount of the fee


16


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FLAG INVESTORS EMERGING GROWTH FUND
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NOTE 2--concluded


is contractually limited to an amount that would result in total expenses on Class A Shares of no more than 1.50%. The Fund paid ICC $564,175 in fees, which was equal to 0.85% of the Fund's average daily net assets, for advisory services for the period ended April 30, 1998.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $29,793 for accounting services for the period ended April 30, 1998.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $32,155 for transfer agent services for the period ended April 30, 1998.

     Effective September 22, 1997, Bankers Trust Corporation became the Fund's custodian. Prior to September 22, 1997, PNCBank served as the Fund's custodian. For the six-month period ended April 30, 1998, the Fund accrued $11,041 in custody fees.

     As compensation for providing distribution services, the Fund pays ICC Distributors, Inc. ("ICCDistributors"), which ICC is not related to, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. For the period ended April 30, 1998, distribution fees aggregated $124,940, of which $94,141 was attributable to the Class A Shares and $30,799 was attributable to the Class B Shares. No distribution fees were charged to the Institutional and ABCATShares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended April 30, 1998 was $1,310, and the accrued liability was $5,542.


NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 20 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 5 million Institutional,


                                                                              17


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Notes to Financial Statements (continued)

NOTE 3--concluded


5 million Alex. Brown Capital Advisory and Trust and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                      Class A Shares
                                             --------------------------------
                                                 For the          For the
                                              Period Ended       Year Ended
                                             April 30, 1998     Oct. 31, 1997
                                             --------------     -------------
     Shares sold                                  429,122         1,220,895
     Shares issued to shareholders on
       reinvestment of dividends                  148,041            92,972
     Shares redeemed                             (252,042)         (612,803)
                                              -----------      ------------
     Net increase in shares outstanding           325,121           701,064
                                              ===========      ============
     Proceeds from sale of shares             $ 9,815,819      $ 24,515,195
     Value of reinvested dividends              3,068,894         1,709,779
     Cost of shares redeemed                   (5,868,821)      (12,465,235)
                                              -----------      ------------
     Net increase from capital share
       transactions                           $ 7,015,892      $ 13,759,739
                                              ===========      ============


                                                      Class B Shares
                                             --------------------------------
                                                 For the           For the
                                              Period Ended       Year Ended
                                             April 30, 1998     Oct. 31, 1997
                                             --------------     -------------

     Shares sold                                   39,327          234,480
     Shares issued to shareholders on
       reinvestment of dividends                   12,906            2,231
     Shares redeemed                              (14,057)         (27,166)
                                                ---------       ----------
     Net increase in shares outstanding            38,176          209,545
                                                =========       ==========
     Proceeds from sale of shares               $ 889,675       $5,012,881
     Value of reinvested dividends                263,666           40,890
     Cost of shares redeemed                     (323,343)        (564,373)
                                                ---------       ----------
     Net increase from capital share
       transactions                             $ 829,998       $4,489,398
                                                =========       ==========


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FLAG INVESTORS EMERGING GROWTH FUND
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NOTE 3--concluded


                                                  Institutional Shares
                                             --------------------------------
                                                For the           For the
                                              Period Ended       Year Ended
                                             April 30, 1998     Oct. 31, 1997
                                             --------------     -------------

Shares sold                                        20,028          834,599
Shares issued to shareholders on
   reinvestment of dividends                       27,198           49,811
Shares redeemed                                  (273,490)      (1,353,795)**
                                              -----------     ------------
Net increase/(decrease) in shares outstanding    (226,264)         469,385
                                              ===========     ============
Proceeds from sale of shares                  $   508,820     $ 16,289,665
Value of reinvested dividends                     566,256          916,529
Cost of shares redeemed                        (6,695,535)     (26,372,242)**
                                              -----------     ------------
Net increase/(decrease) from capital
   share transactions                         $(5,620,459)    $ (9,166,048)
                                              ===========     ============


                                                       ABCAT Shares
                                             --------------------------------
                                                 For the       For the Period
                                              Period Ended     May 9, 1997* to
                                             April 30, 1998     Oct. 31, 1997
                                             --------------     -------------

Shares sold                                       568,924        1,587,453***
Shares issued to shareholders on
   reinvestment of dividends                       76,695               --
Shares redeemed                                  (125,695)         (53,561)
                                              -----------      -----------
Net increase in shares outstanding                519,924        1,533,892
                                              ===========      ===========
Proceeds from sale of shares                  $13,503,798      $31,836,820***
Value of reinvested dividends                   1,595,250               --
Cost of shares redeemed                        (2,970,868)      (1,183,760)
                                              -----------      -----------
Net increase from capital share
   transactions                               $12,128,180      $30,653,060
                                              ===========      ===========

----------
  *  Commencement of operations.
 ** The number of shares redeemed and cost of shares redeemed for the year ended October 31, 1997 include the exchange from Institutional Shares into ABCAT Shares.

*** The number of shares sold and proceeds from sale of shares for the for the year ended October 31, 1997 include the exchange from Institutional Shares into ABCAT Shares.


                                                                              19


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FLAG INVESTORS EMERGING GROWTH FUND
-------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 4--Investment Transactions


     Excluding short-term obligations, purchases of investment securities aggregated $26,814,383 and sales of investment securities aggregated $16,863,589 for the period ended April 30, 1998.

     On April 30, 1998, aggregate net unrealized appreciation over tax cost for portfolio securities was $46,854,534, of which $49,127,664 related to appreciated securities and $2,273,130 related to depreciated securities.


NOTE 5--Net Assets

     On April 30, 1998, net assets consisted of:

Paid-in capital:
  Class A Shares                                                  $ 48,408,332
  Class B Shares                                                     6,096,297
  Institutional Shares                                               3,966,981
  ABCAT Shares                                                      42,781,240
Accumulated net realized gain from security transactions             3,051,284
Unrealized appreciation of investments                              47,123,323
Undistributed net investment income                                   (609,224)
                                                                  ------------
                                                                  $150,818,233
                                                                  ============


20


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-------------------------------------------------------------------------------

Directors and Officers


                                TRUMAN T. SEMANS
                                    Chairman



                JAMES J. CUNNANE                     HARRY WOOLF
                   Director                           President

                RICHARD T. HALE                     AMY M. OLMERT
                   Director                           Secretary

                JOHN F. KROEGER                   JOSEPH A. FINELLI
                   Director                           Treasurer

                 LOUIS E. LEVY                     SCOTT J. LIOTTA
                   Director                      Assistant Secretary

               EUGENE J. MCDONALD
                   Director

                REBECCA W. RIMEL
                   Director

               CARL W. VOGT, ESQ.
                   Director



Investment Objective

An open-end mutual fund seeking long-term growth of capital through investment in a diversified portfolio of small and mid-sized emerging growth companies.


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        ---------------------------------------------------------------
              This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

              For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
        ---------------------------------------------------------------

                                  [FLAG LOGO]

                                 FLAG INVESTORS


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                                 Equity Income

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                (formerly Flag Investors Telephone Income Fund)


                                    Balanced

                       Flag Investors Value Builder Fund


                                     Income

                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares


                                Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares
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                                 Current Income

                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.